Presentation and Preparation of the Consolidated Financial Statements and Material Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2023 shares
Disclosure Of Presentation And Preparation Of Consolidated Financial Statements And Significant Accounting Policies [Line Items]
Net issuance of exercised warrants	6,334,134